Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Research and development expenses	$ 1,058	$ 534		$ 1,692	$ 1,169
General and administrative expenses	1,051	688		1,681	1,454
Total operating expenses	2,109	1,222		3,373	2,623
Financial income, net	(140)	(103)		(300)	(229)
Impairment of Associate	526			526
Net loss	$ 2,495	$ 1,119		$ 3,599	$ 2,394
Basic, net loss per share	$ 0.63	$ 1.65		$ 1.25	$ 3.72
Diluted, net loss per share	$ 0.63	$ 1.65		$ 1.25	$ 3.72
Weighted average number of shares outstanding used in computing net loss per share, basic	3,948,190	677,861	[1]	2,866,600	643,167	[1]
Weighted average number of shares outstanding used in computing net loss per share, diluted	3,948,190	677,861	[1]	2,866,600	643,167	[1]

[1]	Retroactively adjusted (See Note 3.1)